SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2013 vessel market	Dec. 31, 2012 vessel	Dec. 31, 2007 vessel	Oct. 27, 2010 vessel
Accounting Policies [Abstract]
Period of vessel held for sale	1 year
Number of vessels disposed of	1	3	1
Property, Plant and Equipment, Useful Life	25 years
Number of recycling markets	3
Average years used in market price scrap per ton calculation	10 years
Number of vessels acquired with time charter				1
RSU Percentage Recognized as Equity	50.00%
RSU Percentage Recognized as Liability	50.00%